Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings attributable to BHP shareholders
Continuing operations	$ 12,921	$ 20,245	$ 11,529
Total	$ 12,921	$ 30,900	$ 11,304
Weighted average number of shares
Basic	5,064	5,061	5,057
Diluted	5,073	5,071	5,068
Basic earnings per ordinary share
Continuing operations	$ 2.552	$ 4	$ 2.28
Total	2.552	6.106	2.235
Diluted earnings per ordinary share
Continuing operations	2.547	3.992	2.275
Total	2.547	6.093	2.23
Headline earnings per ordinary share (US cents)
Basic	2.561	4.39	2.848
Diluted	$ 2.557	$ 4.381	$ 2.842